Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Jan. 31, 2024	Jan. 31, 2023
Income Statement [Abstract]
Revenue
Operating expenses
Professional fees	258,915	129,145	524,931	240,324
Payroll and related expenses	257,500	107,000	318,561	963,055
Rent expense	113,700	10,500	42,000	42,000
Stock-based stock compensation	189,248	140,741	2,043,909	2,769,292
Other general and administrative expenses	155,599	13,770	75,283	138,214
Total operating expenses	974,962	401,156	3,004,684	4,152,885
Operating loss	(974,962)	(401,156)	(3,004,684)	(4,152,885)
Other income (expense)
Amortization of beneficial conversion feature		(66,679)	(261,062)	(6,095)
Amortization of debt discount	(19,490)		(45,266)
Gain on disposal of asset				200,458
Interest expense	(49,814)	(107,166)	(401,035)	(340,948)
Total other income (expense)	(69,304)	(173,845)	(707,363)	(146,585)
Net loss	$ (1,044,266)	$ (575,001)	$ (3,712,047)	$ (4,299,470)
Basic net loss per common share	$ (0.00)	$ (0.00)	$ (0.02)	$ (0.18)
Diluted net loss per common share	$ (0.00)	$ (0.00)	$ (0.02)	$ (0.18)
Basic weighted average common shares outstanding	224,344,801	208,754,327	211,294,527	24,183,399
Diluted weighted average common shares outstanding	224,344,801	208,754,327	211,294,527	24,183,399